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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/98      AMENDMENT 00


Institutional Investment Manager:

GENERAL ATLANTIC PARTNERS, LLC
3 PICKWICK PLAZA
GREENWICH                                         CT            06830


                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB NUMBER:      3235-0006
                                                      EXPIRES: February 28, 1997
                                                      ESTIMATED AVERAGE BURDEN
                                                      HOURS PER RESPONSE...24.60

                                                             SEC USE ONLY
                                                             ------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                                (Amendment No. 1)

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 1998.
                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report check here: [ ]

General Atlantic Partners, LLC
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Name of Institutional Investment Manager

3 Pickwick Plaza                     Greenwich           CT             06830
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Business                 (Street)     (City)           (State)          (Zip)

Thomas J. Murphy, Chief Financial Officer (203) 629-8600
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
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       INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL
                              CRIMINAL VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).
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            PAGE   2

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greenwich and State of Connecticut on the 5th day of March, 1999.

                                     General Atlantic Partners, LLC
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)

                                     /s/ Thomas J. Murphy
                                     ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).


13F FILE NUMBERS WILL BE ASSIGNED TO INSTITUTIONAL INVESTMENT MANAGERS AFTER THEY FILE THEIR FIRST REPORT.

Name:                    13F File No.:   Name:                    13F File No.:
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1.
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2.
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3.
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4.
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5.
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

                                    FORM 13F

Page  2  of  4      Name of Reporting Manager     General Atlantic Partners, LLC
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Name, Title and Telephone Number of Person Submitting Report:

    THOMAS J. MURPHY               CHIEF FINANCIAL OFFICER      203-629-8600


Signature, Place and Date of Signing:

/s/ THOMAS J. MURPHY               GREENWICH                    CT    2/12/99

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

Atlantic Data Services, Inc.   Com              048523104    26579  3104080 SH       SOLE                      X
Atlantic Data Services, Inc.   Com              048523104      180    21000 SH       OTHER                                       X
Baan Co NV                     Com              N08044104    73620  7011445 SH       SOLE                      X
Baan Co NV                     Com              N08044104     3643   346967 SH       OTHER                                       X
BindView                       Com              090327107    55759  2027613 SH       SOLE                      X
BindView                       Com              090327107    24278   882824 SH       OTHER                                       X
Brigham Exploration Co.        Com              109178103    14737  2679418 SH       SOLE                      X
Brigham Exploration Co.        Com              109178103      702   127725 SH       OTHER                                       X
Computer Learning Ctrs Inc.    Com              205199102     8036  1201602 SH       SOLE                      X
Computer Learning Ctrs Inc.    Com              205199102      179    26736 SH       OTHER                                       X
E* Trade Group, Inc.           Com              269246104   179407  3835025 SH       SOLE                      X
E* Trade Group, Inc.           Com              269246104    25257   539905 SH       OTHER                                       X
Eclipsys                       Com              278856109   166171  5730048 SH       SOLE                      X
Eclipsys                       Com              278856109    32631  1125207 SH       OTHER                                       X
GT Interactive Software Corp.  Com              36236E109    33904  6780818 SH       SOLE                      X
GT Interactive Software Corp.  Com              36236E109     3239   647707 SH       OTHER                                       X
LHS Group Inc.                 Com              501938104   360442  6981937 SH       SOLE                      X
LHS Group Inc.                 Com              501938104    60887  1179406 SH       OTHER                                       X
Manugistics Group Inc.         Com              565011103    24955  1996417 SH       SOLE                      X
Manugistics Group Inc.         Com              565011103     4809   384731 SH       OTHER                                       X
Mapics, Inc.                   Com              564910107    21646  1311890 SH       SOLE                      X
Mapics, Inc.                   Com              564910107     3104   188980 SH       OTHER                                       X
Marcam Solutions Inc.          Com              56614A107    10897  1743480 SH       SOLE                      X
Marcam Solutions Inc.          Com              56614A107     1603   256520 SH       OTHER                                       X
ProBusiness Services, Inc.     Com              742674104    84221  1851009 SH       SOLE                      X
ProBusiness Services, Inc.     Com              742674104    14705   323190 SH       OTHER                                       X
SS&C Technologies Inc.         Com              85227Q100    30008  2424910 SH       SOLE                      X
SS&C Technologies Inc.         Com              85227Q100     2725   220320 SH       OTHER                                       X
Sterling Software              Com              859547101    38281  1414535 SH       SOLE                      X
Sterling Software              Com              859547101     1666    61544 SH       OTHER                                       X
REPORT SUMMARY                 30 DATA RECORDS             1308271            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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